Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations of Disposed Business Component

The following table presents discontinued operations of the disposed business component (in thousands):

	Predecessor
	Period from January 1, through November 16, 2012	Year ended December 31, 2011
Revenue, net	$91	$336
Operating loss	(329)	(1,938)
Interest expense	(1)	—
Impairment of acquired intangible asset	—	(1,315)

Total discontinued operations	$(239)	$(2,917)